Financial Instruments and Financial Risk Management - Summary of Sensitivity Analysis (Details) - Currency Risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	$ (1,618,086)	$ (1,608,852)
Long-term debt designated as investment hedge	1,655,000	1,655,000
Net balance sheet exposure	36,914	46,148
1-cent Increase
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	(11,790)	(11,185)
Long-term debt designated as investment hedge	12,059	11,506
Net balance sheet exposure	269	321
1-cent Decrease
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	11,790	11,185
Long-term debt designated as investment hedge	(12,059)	(11,506)
Net balance sheet exposure	$ (269)	$ (321)